FAIR VALUE MEASUREMENTS (Significant Unobservable Inputs) (Details) - Level 3 [Member]	Dec. 31, 2022
Convertible Senior Notes | Expected volatility
FAIR VALUE MEASUREMENTS
Unobservable inputs	75.47
Convertible Senior Notes | Risk free interest rate
FAIR VALUE MEASUREMENTS
Unobservable inputs	4.6
Convertible Senior Notes | Discount rate
FAIR VALUE MEASUREMENTS
Unobservable inputs	29.23
Foreign exchange option | Expected volatility | Minimum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	8.13
Foreign exchange option | Expected volatility | Maximum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.1000
Foreign exchange option | Risk free interest rate | Minimum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.0109
Foreign exchange option | Risk free interest rate | Maximum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.0203
Available-for-sale securities | Risk free interest rate | Minimum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.0206
Available-for-sale securities | Risk free interest rate | Maximum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.0221
Available-for-sale securities | Discount rate | Minimum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.0537
Available-for-sale securities | Discount rate | Maximum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.0578